361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.1%
	BASIC MATERIALS — 1.6%
24	Celanese Corp.[1]	$2,820
658	MP Materials Corp.*[1]	22,089
137	NewMarket Corp.[1]	42,579
838	Newmont Corp.[1]	37,945
		105,433
	COMMUNICATIONS — 8.4%
1,998	A10 Networks, Inc.[1]	29,790
1,594	Advantage Solutions, Inc.*[1]	7,077
340	Alphabet, Inc. - Class A*[1]	39,549
240	Alphabet, Inc. - Class C*[1]	27,994
1,917	Altice USA, Inc. - Class A*[1]	20,148
1,110	Amazon.com, Inc.*[1]	149,794
67	CDW Corp.[1]	12,162
888	DISH Network Corp. - Class A*[1]	15,425
667	Meta Platforms, Inc. - Class A*[1]	106,120
185	RingCentral, Inc. - Class A*[1]	9,156
324	Spotify Technology S.A.*[1,2]	36,618
104	T-Mobile US, Inc.*[1]	14,878
346	Trade Desk, Inc. - Class A*[1]	15,570
1,073	Verizon Communications, Inc.[1]	49,562
2,166	Warner Bros Discovery, Inc.*[1]	32,490
		566,333
	CONSUMER, CYCLICAL — 5.6%
842	Allison Transmission Holdings, Inc.[1]	35,255
348	BlueLinx Holdings, Inc.*[1]	27,840
499	Delta Air Lines, Inc.*[1]	15,868
5,347	Ford Motor Co.[1]	78,547
1,745	General Motors Co.*[1]	63,274
1,508	IAA, Inc.*[1]	56,897
291	Mattel, Inc.*[1]	6,751
25	Tesla, Inc.*[1]	22,286
529	Walmart, Inc.[1]	69,855
		376,573
	CONSUMER, NON-CYCLICAL — 38.3%
423	Abbott Laboratories[1]	46,039
43	ABIOMED, Inc.*[1]	12,599
2,498	AdaptHealth Corp.*[1]	55,231
200	Automatic Data Processing, Inc.[1]	48,224
50	Baxter International, Inc.[1]	2,933
192	Biogen, Inc.*[1]	41,292
38	BioMarin Pharmaceutical, Inc.*[1]	3,270

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
73	Bio-Rad Laboratories, Inc. - Class A*[1]	$41,118
33	Bio-Techne Corp.[1]	12,714
1,329	Bruker Corp.[1]	91,103
1,056	Bunge Ltd.[1,2]	97,500
670	Catalyst Pharmaceuticals, Inc.*[1]	6,861
239	Cigna Corp.[1]	65,811
32	Coca-Cola Consolidated, Inc. [1]	16,416
419	Colgate-Palmolive Co.[1]	32,992
65	Cooper Cos., Inc.[1]	21,255
1,453	Cross Country Healthcare, Inc.*[1]	38,301
131	Danaher Corp.[1]	38,183
907	Eagle Pharmaceuticals, Inc.*[1]	36,008
53	Elevance Health, Inc.[1]	25,286
4,318	Enhabit, Inc.*[1]	75,608
10	Estee Lauder Cos., Inc. - Class A1	2,731
3,494	Exelixis, Inc.*[1]	73,094
168	FleetCor Technologies, Inc.*[1]	36,975
768	Grand Canyon Education, Inc.*[1]	73,782
3,231	H&R Block, Inc.[1]	129,111
144	Hologic, Inc.*[1]	10,279
32	Horizon Therapeutics PLC*[1,2]	2,655
735	Hormel Foods Corp.[1]	36,265
260	Humana, Inc.[1]	125,320
444	Incyte Corp.*[1]	34,490
2,103	Inotiv, Inc.*[1]	39,284
171	Integra LifeSciences Holdings Corp.*[1]	9,412
190	Intuitive Surgical, Inc.*[1]	43,732
1,973	Ionis Pharmaceuticals, Inc.*[1]	74,106
755	iTeos Therapeutics, Inc.*[1]	18,467
50	Kellogg Co.[1]	3,696
1,241	Keurig Dr Pepper, Inc.[1]	48,076
1,633	Kroger Co.[1]	75,837
656	ManpowerGroup, Inc.[1]	51,437
194	Maravai LifeSciences Holdings, Inc. - Class A*[1]	5,061
345	Masimo Corp.*[1]	49,880
12	Molina Healthcare, Inc.*[1]	3,933
600	Neurocrine Biosciences, Inc.*[1]	56,478
96	Paylocity Holding Corp.*[1]	19,769
599	PayPal Holdings, Inc.*[1]	51,831
429	PepsiCo, Inc.[1]	75,058
1,878	Pfizer, Inc.[1]	94,858
2,507	Pilgrim's Pride Corp.*[1]	78,645

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
60	Procter & Gamble Co.[1]	$8,335
10	S&P Global, Inc.[1]	3,769
264	Sarepta Therapeutics, Inc.*[1]	24,539
807	Service Corp. International[1]	60,089
157	Syndax Pharmaceuticals, Inc.*[1]	3,198
451	Syneos Health, Inc.*[1]	35,692
1,430	Turning Point Brands, Inc.[1]	34,320
208	United Therapeutics Corp.*[1]	48,063
2,699	Universal Technical Institute, Inc.*[1]	21,700
224	Vertex Pharmaceuticals, Inc.*[1]	62,812
9,258	Viatris, Inc.[1]	89,710
50	West Pharmaceutical Services, Inc.[1]	17,178
124	Zoetis, Inc.[1]	22,636
		2,565,047
	ENERGY — 4.4%
98	Alpha Metallurgical Resources, Inc.[1]	13,403
6,710	Antero Midstream Corp.[1]	67,503
683	APA Corp.[1]	25,387
521	ConocoPhillips[1]	50,761
309	Exxon Mobil Corp.[1]	29,951
5,260	FutureFuel Corp.[1]	37,819
1,399	Marathon Oil Corp.[1]	34,695
471	Targa Resources Corp.[1]	32,551
		292,070
	FINANCIAL — 7.3%
21	Alexandria Real Estate Equities, Inc., REIT[1]	3,481
99	American Homes 4 Rent - REIT[1]	3,750
103	Berkshire Hathaway, Inc. - Class B*[1]	30,962
45	Cboe Global Markets, Inc.[1]	5,552
286	City Office REIT, Inc. - REIT[1]	4,033
630	CubeSmart - REIT[1]	28,898
1,512	Equitable Holdings, Inc.[1]	42,986
125	Hanover Insurance Group, Inc.[1]	17,059
71	Intercontinental Exchange, Inc.[1]	7,241
537	JPMorgan Chase & Co.[1]	61,948
790	KKR & Co., Inc.[1]	43,813
1,782	Old Republic International Corp.[1]	41,467
141	Popular, Inc.[1,2]	10,951
333	Realty Income Corp. - REIT[1]	24,639
147	Reinsurance Group of America, Inc.[1]	17,020
1,179	W R Berkley Corp.[1]	73,723

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
636	Weyerhaeuser Co. - REIT[1]	$23,100
843	Zions Bancorporation, N.A.[1]	45,986
		486,609
	INDUSTRIAL — 10.4%
406	Amphenol Corp. - Class A1	31,315
847	Arrow Electronics, Inc.*[1]	108,560
2,413	Avnet, Inc.[1]	115,510
295	Berry Global Group, Inc.*[1]	17,007
1,230	CyberOptics Corp.*[1]	50,024
886	Donaldson Co., Inc.[1]	48,207
219	Expeditors International of Washington, Inc.[1]	23,269
305	Garmin Ltd.[1,2]	29,774
1,387	Gentex Corp.[1]	39,141
49	Lockheed Martin Corp.[1]	20,277
129	PerkinElmer, Inc.[1]	19,759
95	United Parcel Service, Inc. - Class B1	18,515
3,848	Vertiv Holdings Co.[1]	43,944
3,294	Vontier Corp.[1]	84,985
132	Waters Corp.*[1]	48,052
		698,339
	TECHNOLOGY — 17.5%
686	Advanced Micro Devices, Inc.*[1]	64,806
881	Alpha & Omega Semiconductor Ltd.*[1,2]	37,011
1,156	Apple, Inc.[1]	187,862
129	Autodesk, Inc.*[1]	27,905
42	Broadcom Inc.[1]	22,490
222	Cadence Design Systems, Inc.*[1]	41,310
965	Fortinet, Inc.*[1]	57,562
1,038	Intel Corp.[1]	37,690
49	Intuit, Inc.[1]	22,352
678	Microsoft Corp.[1]	190,342
98	Monolithic Power Systems, Inc.[1]	45,543
47	NetApp, Inc.[1]	3,352
126	NVIDIA Corp.[1]	22,885
1,258	Oracle Corp.[1]	97,923
102	Paycom Software, Inc.*[1]	33,710
1,503	Pure Storage, Inc.*[1]	42,610
1,421	Signify Health, Inc. - Class A*[1]	24,313
360	Skyworks Solutions, Inc.[1]	39,197
508	SS&C Technologies Holdings, Inc.[1]	30,058
774	Super Micro Computer, Inc.*[1]	41,804

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
174	Synopsys, Inc.*[1]	$63,945
57	Tyler Technologies, Inc.*[1]	22,743
3,614	Viant Technology, Inc. - Class A*[1]	17,962
		1,175,375
	UTILITIES — 10.6%
915	Ameren Corp.[1]	85,205
180	American Water Works Co., Inc.[1]	27,979
1,133	Atmos Energy Corp.[1]	137,535
98	Duke Energy Corp.[1]	10,773
532	Exelon Corp.[1]	24,733
991	National Fuel Gas Co.[1]	71,689
1,561	NextEra Energy, Inc.[1]	131,889
2,470	NRG Energy, Inc.[1]	93,242
63	Public Service Enterprise Group, Inc.[1]	4,137
4,694	Vistra Corp.[1]	121,340
		708,522
	TOTAL COMMON STOCKS
	(Cost $6,839,951)	6,974,301

Principal Amount
	SHORT-TERM INVESTMENTS — 5.5%
$370,882	UMB Bank Demand Deposit, 0.01%[3]	370,882
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $370,882)	370,882

TOTAL INVESTMENTS — 109.6%
(Cost $7,210,833)	7,345,183
Liabilities in Excess of Other Assets — (9.6)%	(643,307)
TOTAL NET ASSETS — 100.0%	$6,701,876

Number of Shares
	SECURITIES SOLD SHORT — (32.9)%
	COMMON STOCKS — (32.9)%
	BASIC MATERIALS — (0.4)%
(4,355)	Energy Fuels, Inc.*[2]	(29,222)
	COMMUNICATIONS — (4.4)%
(2,188)	1stdibs.com, Inc.*	(14,178)
(7,190)	Allbirds, Inc. - Class A*	(36,957)
(244)	DoorDash, Inc. - Class A*	(17,019)
(2,292)	Groupon, Inc.*	(24,295)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(990)	Lyft, Inc. - Class A*	$(13,721)
(93)	Paramount Global - Class A	(2,515)
(100)	Paramount Global - Class B	(2,365)
(166)	Pinterest, Inc.*	(3,234)
(700)	Planet Labs PBC*	(3,731)
(266)	Ubiquiti, Inc.	(80,234)
(698)	Wayfair, Inc. - Class A*	(37,629)
(424)	Zillow Group, Inc. - Class A*	(14,840)
(1,208)	Zillow Group, Inc. - Class C*	(42,135)
		(292,853)
	CONSUMER, CYCLICAL — (11.4)%
(619)	Bath & Body Works, Inc.	(21,999)
(4,382)	DraftKings, Inc. - Class A*	(60,165)
(293)	Freshpet, Inc.*	(15,658)
(5,540)	Gap, Inc.	(53,295)
(457)	Kura Sushi USA, Inc. - Class A*	(38,589)
(513)	Las Vegas Sands Corp.*	(19,335)
(626)	Mohawk Industries, Inc.*	(80,429)
(1,917)	NEOGAMES S.A.*[2]	(29,311)
(1,081)	Ollie's Bargain Outlet Holdings, Inc.*	(63,725)
(1,154)	Peloton Interactive, Inc. - Class A*	(10,951)
(960)	Penn National Gaming, Inc.*	(33,168)
(710)	Planet Fitness, Inc. - Class A*	(55,955)
(2,626)	PLBY Group, Inc.*	(16,859)
(3,634)	QuantumScape Corp.*	(39,320)
(189)	RH*	(52,812)
(1,793)	Rivian Automotive, Inc. - Class A*	(61,500)
(2,365)	Sweetgreen, Inc.*	(37,154)
(2,473)	TuSimple Holdings, Inc. - Class A*	(24,631)
(4,091)	Vizio Holding Corp. - Class A*	(37,474)
(213)	Wynn Resorts Ltd.*	(13,521)
		(765,851)
	CONSUMER, NON-CYCLICAL — (4.1)%
(63)	10X Genomics, Inc. - Class A*	(2,530)
(680)	Affirm Holdings, Inc.*	(18,251)
(1,063)	Allovir, Inc.*	(4,879)
(22)	Alnylam Pharmaceuticals, Inc.*	(3,125)
(2,135)	Cogent Biosciences, Inc.*	(23,677)
(137)	Distribution Solutions Group, Inc.*	(6,795)
(3,237)	ImmunityBio, Inc.*	(12,592)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,504)	Marathon Digital Holdings, Inc.*	$(45,517)
(37)	Mirati Therapeutics, Inc.*	(2,383)
(6,442)	Mister Car Wash, Inc.*	(74,727)
(574)	Novocure Ltd.*[2]	(39,026)
(1,268)	Sorrento Therapeutics, Inc.*	(3,297)
(2,132)	TG Therapeutics, Inc.*	(12,771)
(1,586)	Toast, Inc. - Class A*	(25,344)
		(274,914)
	ENERGY — (4.5)%
(345)	Baker Hughes Co.	(8,863)
(213)	Continental Resources, Inc.	(14,674)
(1,206)	First Solar, Inc.*	(119,599)
(7,923)	FuelCell Energy, Inc.*	(28,444)
(6,080)	Gevo, Inc.*	(17,875)
(2,738)	Plug Power, Inc.*	(58,429)
(2,266)	SunPower Corp.*	(46,158)
(3)	Texas Pacific Land Corp.	(5,501)
		(299,543)
	FINANCIAL — (0.6)%
(510)	Air Lease Corp.	(18,926)
(3,667)	SoFi Technologies, Inc.*	(23,139)
(24)	Upstart Holdings, Inc.*	(584)
		(42,649)
	INDUSTRIAL — (3.2)%
(443)	Acuity Brands, Inc.	(80,803)
(4,719)	ChargePoint Holdings, Inc.*	(71,304)
(700)	Flowserve Corp.	(23,688)
(678)	Hayward Holdings, Inc.*	(7,912)
(393)	Hyster-Yale Materials Handling, Inc.	(13,594)
(2,076)	PureCycle Technologies, Inc.*	(15,736)
		(213,037)
	TECHNOLOGY — (4.3)%
(1,741)	ACM Research, Inc. - Class A*	(29,388)
(845)	ACV Auctions, Inc. - Class A*	(6,244)
(2,108)	Atomera, Inc.*	(24,621)
(862)	GLOBALFOUNDRIES, Inc.*[2]	(44,376)
(579)	Kyndryl Holdings, Inc.*	(6,062)
(3,713)	Nutanix, Inc. - Class A*	(56,178)
(2,908)	Palantir Technologies, Inc. - Class A*	(30,098)
(574)	Paycor HCM, Inc.*	(15,320)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(252)	ROBLOX Corp. - Class A*	$(10,818)
(1,970)	Skillz, Inc.*	(3,113)
(324)	Teradata Corp.*	(12,406)
(603)	Wolfspeed, Inc.*	(50,230)
		(288,854)
	TOTAL COMMON STOCKS
	(Proceeds $2,273,906)	(2,206,923)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,273,906)	$(2,206,923)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,832,721, which represents 101.95% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.